Financial Instruments by Category - Schedule of Carrying Amounts of Financial Instruments by Category (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	₩ 110,632	₩ 79,428	₩ 86,051	₩ 39,095
Short-term financial instruments	71,000	39,500
Accounts receivables, net	59,761	32,253
Other receivables, net	8	56
Other current financial assets	818	233
Other non-current financial assets	1,324	1,770
Total	40,413	15,878
Accounts payables	52,688	37,496
Total	19,329	10,542
Financial Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	110,632	79,428
Short-term financial instruments	71,000	39,500
Accounts receivables, net	59,761	32,253
Other receivables, net	8	56
Other current financial assets	818	233
Other non-current financial assets	1,324	1,770
Total	243,543	153,240
Financial Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounts payables	54,090	37,689
Accrued expenses (*)	62	19
Other current liabilities	2,653	1,986
Other non-current liabilities	3,247	3,008
Total	₩ 60,052	₩ 42,702